United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of the Quarter Ended March 31, 2000

Institutional Investment Manger Filing This Report:

Name:Ayrshire Associates, Inc.
1200 Eighteenth St., NW
Suite 300
Washington, DC  20036

13F File Number:028-07230

The Institutional Investment manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. it is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing this report on behalf of Reporting Manager:

name:  James K. Ferguson
Title: President
Phone: 202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson, Washington, DC  May 9, 2000



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T                           COM              001957109      312     5542 SH       SOLE                     5542
AT&T Liberty Media Group Class COM              001957208     1328    22390 SH       SOLE                    22390
AT&T Liberty Media Group Class COM              001957307      494     7530 SH       SOLE                     7530
Abbott Laboratories            COM              002824100      819    23266 SH       SOLE                    23266
American Home Products         COM              026609107      672    12500 SH       SOLE                    12500
BB&T Corp.                     COM              054937107      255     9083 SH       SOLE                     9083
Bank New York, Inc.            COM                             233     5600 SH       SOLE                     5600
Bank of America                COM              060505104     2723    51937 SH       SOLE                    51937
Bell Atlantic                  COM              077853109      729    11926 SH       SOLE                    11926
BellSouth                      COM              079860102      736    15708 SH       SOLE                    15708
Bristol-Myers Squibb           COM              110122108      547     9434 SH       SOLE                     9434
CIENA                          COM              171779101      616     4885 SH       SOLE                     4885
Check Point Software Inc.      COM              M22465104      205     1200 SH       SOLE                     1200
Cintas                         COM              172908105     2317    59121 SH       SOLE                    59121
Cisco Systems                  COM              17275R102    99793  1290776 SH       SOLE                  1290776
Citigroup                      COM              172967101      243     4065 SH       SOLE                     4065
Comcast Class A Special        COM              200300200     4695   108245 SH       SOLE                   108245
Comerica                       COM              200340107      218     5200 SH       SOLE                     5200
Dell Computers                 COM              247025109      210     3900 SH       SOLE                     3900
EMC                            COM              268648102    29979   237927 SH       SOLE                   237927
Ecolab                         COM              278865100      988    26925 SH       SOLE                    26925
Elan                           COM              284131208    10173   214178 SH       SOLE                   214178
Emeritus Corp                  COM                              74    16940 SH       SOLE                    16940
Ericsson (LM)Tel'B ADR         COM              294821400      235     2500 SH       SOLE                     2500
Exxon Mobil Corp.              COM              30231G102     2804    35978 SH       SOLE                    35978
Fannie Mae                     COM              313586109      458     8097 SH       SOLE                     8097
GTE                            COM              362320103      353     4979 SH       SOLE                     4979
General Electric               COM              369604103    11971    76923 SH       SOLE                    76923
Hewlett-Packard                COM              428236103      525     3950 SH       SOLE                     3950
Home Depot                     COM              437076102     8223   127493 SH       SOLE                   127493
IBM                            COM              459200101     1371    11615 SH       SOLE                    11615
Intel                          COM              458140100     6115    46346 SH       SOLE                    46346
JDS Uniphase Corp.             COM              46612J101    33714   279637 SH       SOLE                   279637
Johnson & Johnson              COM              478160104     1433    20395 SH       SOLE                    20395
Linear Technology              COM              535678106     9816   178470 SH       SOLE                   178470
Lucent Technologies            COM              549463107     1001    16346 SH       SOLE                    16346
MBNA                           COM              55262L100     4488   175992 SH       SOLE                   175992
Maxim Integrated Products      COM              57772K101     5173    72800 SH       SOLE                    72800
McCormick & Co Vtg             COM              579780107      403    12579 SH       SOLE                    12579
McDonald's                     COM              580135101      546    14597 SH       SOLE                    14597
Medtronic                      COM              585055106     6865   133455 SH       SOLE                   133455
Merck                          COM              589331107     1812    29161 SH       SOLE                    29161
Mercury Interactive Corp       COM              589405109     4851    61215 SH       SOLE                    61215
Microsoft                      COM              594918104    32657   307363 SH       SOLE                   307363
Nokia ADS                      COM              654902204      737     3320 SH       SOLE                     3320
Nortel Networks                COM              656569100      722     5726 SH       SOLE                     5726
Omnicom Group                  COM              681919106    10897   116385 SH       SOLE                   116385
Oracle                         COM              68389X105    14715   188502 SH       SOLE                   188502
PepsiCo                        COM              713448108      544    15600 SH       SOLE                    15600
Pfizer                         COM              717081103     5263   143941 SH       SOLE                   143941
Procter & Gamble               COM              742718109      550     9733 SH       SOLE                     9733
QUALCOMM                       COM              747525103    26456   177185 SH       SOLE                   177185
SBC Communications             COM              78387G103      604    14333 SH       SOLE                    14333
SanDisk                        COM              80004C101    10848    88555 SH       SOLE                    88555
Schering-Plough                COM              806605101     4119   110958 SH       SOLE                   110958
Sideware Systems Inc.          COM              825907108      285    28500 SH       SOLE                    28500
Sun Microsystems               COM              866810104     2230    23800 SH       SOLE                    23800
Sysco                          COM              871829107      751    20800 SH       SOLE                    20800
Texas Instruments              COM              882508104    13670    85437 SH       SOLE                    85437
USinternetworking Inc.         COM              917311805     7372   190249 SH       SOLE                   190249
VERITAS Software               COM              923436109    23097   176316 SH       SOLE                   176316
Wal-Mart Stores                COM              931142103      620    10975 SH       SOLE                    10975
Walgreen                       COM              931422109     6560   254765 SH       SOLE                   254765
Walt Disney                    COM              254687106      207     5020 SH       SOLE                     5020
Warner Lambert                 COM              934488107      303     3100 SH       SOLE                     3100
Wells Fargo                    COM              949746101     3153    77380 SH       SOLE                    77380
Xilinx                         COM              983919101    18328   221325 SH       SOLE                   221325
Yahoo                          COM              984332106      275     1604 SH       SOLE                     1604
American Century 20th Ultra Fu                  025083882      814 16577.369SH       SOLE                16577.369
Janus Mutual Fund                               471023101      254 5230.166 SH       SOLE                 5230.166
Vanguard Index Trust 500                        922908108     1472 10657.461SH       SOLE                10657.461
Vanguard Windsor II Fund                        922018205      664 26600.912SH       SOLE                26600.912